Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,849
Interest expense	(203)	€ (176)	€ (188)
Net defined benefit liability (asset) at end of period	4,433	4,849
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(15,789)	(16,868)
Current service cost	(139)	(148)
Interest expense	(683)	(718)
Past service cost	(28)	(5)
Settlements	0	178
Total	(850)	(693)
(Loss)/gain from change in demographic assumptions	(2)	163
(Loss)/gain from change in financial assumptions	(100)	613
Experience gain/(loss)	32	108
Total	(70)	884
Translation differences	1,450	(783)
Contributions from plan participants	(82)	(80)
Benefits paid	1,643	1,721
Acquisitions through business combinations	(84)	0
Other	(11)	30
Total	2,916	888
Net defined benefit liability (asset) at end of period	€ (13,793)	€ (15,789)	(16,868)
Weighted average duration of the defined benefit obligation (in years)	7 years 10 months 24 days	9 years 6 months
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 5,500
Net defined benefit liability (asset) at end of period	4,777	€ 5,500
United States, Pension | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(10,688)	(11,325)
Current service cost	(80)	(86)
Interest expense	(483)	(509)
Past service cost	(6)	(12)
Settlements	0	0
Total	(569)	(607)
(Loss)/gain from change in demographic assumptions	0	114
(Loss)/gain from change in financial assumptions	(217)	463
Experience gain/(loss)	48	94
Total	(169)	671
Translation differences	1,227	(664)
Contributions from plan participants	0	0
Benefits paid	1,228	1,237
Acquisitions through business combinations	0	0
Other	0	0
Total	2,455	573
Net defined benefit liability (asset) at end of period	€ (8,971)	€ (10,688)	(11,325)
Weighted average duration of the defined benefit obligation (in years)	7 years 3 months 18 days	9 years 1 month 6 days
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (692)
Net defined benefit liability (asset) at end of period	(628)	€ (692)
United States, OPEB | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,393)	(1,471)
Current service cost	0	0
Interest expense	(66)	(67)
Past service cost	0	0
Settlements	0	0
Total	(66)	(67)
(Loss)/gain from change in demographic assumptions	0	17
(Loss)/gain from change in financial assumptions	(31)	62
Experience gain/(loss)	(10)	27
Total	(41)	106
Translation differences	161	(87)
Contributions from plan participants	(78)	(76)
Benefits paid	200	212
Acquisitions through business combinations	0	0
Other	(11)	(10)
Total	272	39
Net defined benefit liability (asset) at end of period	€ (1,228)	€ (1,393)	(1,471)
Weighted average duration of the defined benefit obligation (in years)	8 years	10 years 3 months 18 days
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 41
Net defined benefit liability (asset) at end of period	284	€ 41
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(3,708)	(4,072)
Current service cost	(59)	(62)
Interest expense	(134)	(142)
Past service cost	(22)	7
Settlements	0	178
Total	(215)	(19)
(Loss)/gain from change in demographic assumptions	(2)	32
(Loss)/gain from change in financial assumptions	148	88
Experience gain/(loss)	(6)	(13)
Total	140	107
Translation differences	62	(32)
Contributions from plan participants	(4)	(4)
Benefits paid	215	272
Acquisitions through business combinations	(84)	0
Other	0	40
Total	189	276
Net defined benefit liability (asset) at end of period	€ (3,594)	€ (3,708)	€ (4,072)
Weighted average duration of the defined benefit obligation (in years)	9 years 6 months	10 years 1 month 6 days
United Kingdom
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 207
Net defined benefit liability (asset) at end of period	203	€ 207
United Kingdom | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(529)
Settlements	178	178
Net defined benefit liability (asset) at end of period	€ (494)	€ (529)